Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
16
. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable
operating leases, ranging from
two
to
thirty years
. As of December 31
, 2023
and December 31
, 2022
, the Company operated
42
and
30
aircraft, respectively, under
non-cancelable
operating leases ranging from
two
to
six years
for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $
12,689
and $
13,778
for the years ended December 31
, 2023
and 2022
, respectively. During the year ended December 31
, 2023
, the Company negotiated the purchase of
two
aircraft under existing operating leases. Additionally, the Company entered into sale-leaseback transactions for ten
aircraft during the same period and recognized an aggregate gain of $
10,223
from the transactions. The sale-leaseback transactions qualified as a sale and the associated assets were removed from Property and equipment, net and recorded as Operating lease right-of-use
assets on the Company’s consolidated balance sheets.
Vehicle leases typically have
month-to-month
lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s operating lease costs for the years ended December 31
, 2023
and 2022
:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310

Total lease costs	$19,046	$13,296

The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%
The Company’s future lease payments under
non-cancellable
operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696

Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)

Present value of lease liabilities	$86,007